Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Consolidated result before corporate income taxes	€ (42,165)	€ (27,960)	€ (27,813)
Income tax based on domestic rate (25.8%)	10,879	7,214	7,176
Different tax rates in foreign jurisdictions	(19)		(8)
Non-deductible expenses / non-taxable gains	(830)	(269)	(289)
Share- and loan-issue expenditures that are taxable		1,117
Change in unrecognized deductible temporary differences	(47)	(73)	(67)
Current year losses for which no deferred tax asset was recognized	(10,002)	(7,989)	(6,820)
True-up for prior year		197	86
Income tax (charge) / benefit	€ (19)	€ 197	€ 78
Effective tax rate	(0.05%)	0.70%	0.30%
Domestic rate	25.80%
Tax loss carry-forwards	€ 476,000	€ 437,300	€ 402,300
Unused non-deductible interest expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	€ 300	€ 1,300	€ 2,300